Other Receivables and Other Current Assets (Details) - Schedule of Other Receivables and Other Current Assets - USD ($)		Mar. 31, 2024		Jun. 30, 2023		Jun. 30, 2022
Schedule of Other Receivable and Other Current Assets [Abstract]
Deposits		$ 117,830	[1]	$ 59,486	[1],[2]	$ 6,020	[2]
Prepaid tax		5,287		1,595		2,760
Prepaid expense	[3]			552,044
Total other receivables and other current assets		$ 360,658		$ 613,125		$ 8,780

[1]	The balance of deposits mainly represented deposit made by the Company to a third-party service provider to secure the service, security deposit consists of rent and utilities, and others. As of March 31, 2024 and 2023, no allowance was recorded against doubtful receivables.
[2]	The balance of deposits mainly represented deposit made by the Company to a third party service provider to secure the service, security deposit consists of rent and utilities, and others. As of June 30, 2023 and 2022, no allowance was recorded against doubtful receivables.
[3]	The balance of prepaid expense mainly represented prepayment made by the Company to third parties for cyber security service, director & officer liability insurance (“D&O Insurance”) or other professional service.